Fair Value Disclosures - Fair Value of Financial Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Long-Term Debt, Carrying Amount	$ 4,177	$ 3,867
Transition Bonds issued by ACE Funding, Carrying Amount	$ 295	$ 332